SIM INCOME FUND

SCHEDULE OF INVESTMENTS

July 31, 2020 (unaudited)

		Shares	Fair Value
99.89%	MUTUAL FUNDS

57.87%	AGGREGATE BOND
	DFA Investment Grade Portfolio Institutional Class	425,247	$5,158,241
12.64%	FOREIGN AGGREGATE BOND

	DFA Five-Year Global Fixed Income Portfolio Institutional Class	70,693	768,428
	DFA Short-Duration Real Return Portfolio Institutional Class	36,012	358,315

			1,126,743
29.38%	GOVERNMENT INTERMEDIATE

	DFA Short-Term Government Portfolio Institutional Class	248,000	2,618,880

99.89%	TOTAL MUTUAL FUNDS		8,903,864
1.30%	MONEY MARKET FUNDS
	Federated Institutional Prime Obligation Fund Institutional Class 0.21%*	115,681	115,554
101.19%	TOTAL INVESTMENTS		9,019,418
(1.19%)	Liabilities, in excess of other assets		(106,359)
100.00%	NET ASSETS		$8,913,059

* Effective 7 day yield as of July 31, 2020

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2020:

	Level 1	Level 2	Level 3
		Other Significant	Unobservable
Quoted Prices		Observable Inputs	Inputs		Total
Mutual Funds	$8,903,864	$-		$-	$8,903,864
Money Market Funds	115,554	-		-	115,554
Total Investments	$9,019,418	$-		$-	$9,019,418

The Fund held no Level 3 securities at any time during the period.
There were no transfers into or out of Levels 1 and 2 during the period ended July 31, 2020.
At July 31, 2020 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be
determined until fiscal year end. Cost of securities for Federal income tax purpose is $	8,701,553 and the related tax-based
net unrealized appreciation (depreciation) consists of:
		Gross unrealized appreciation			$319,415
		Gross unrealized depreciation			(1,550)
		Net unrealized appreciation			$317,865